Shareholder Report, Average Annual Return (Details)	12 Months Ended	15 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF NAV
Average Annual Return, Percent	7.36%	22.54%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	8.25%	15.11%
S&P 500 and S&P CME Bitcoin Futures Index 75/25 Blend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 and S&P CME Bitcoin Futures Index 75/25 Blend Index
Average Annual Return, Percent	10.66%	27.06%